UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

                 Report for the Calendar Year or Quarter Ended:
                               December 31, 2011

Check here if Amendment           [_] Amendment Number: ______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Addison Clark Management, L.L.C.
Address:    10 Wright Street, Suite 100
            Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Terence M. Hogan
Title:      Managing Member
Phone:      (203) 222-4000

Signature, Place, and Date of Signing:


/s/ Terence M. Hogan           Westport, Connecticut          February 14, 2012
--------------------          ----------------------         -------------------
     [Signature]                 [City, State]                       [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      28

Form 13F Information Table Value Total:      $847,459 (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-10545               Addison Clark Fund, L.P.

2.    028-10547               Addison Clark Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                    Addison Clark Management, LLC
                                                          December 31, 2011
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)   PRN AMT   PRN CALL  DISCRETION      MNGRS  SOLE      SHARED NONE
--------------                --------------   -----      -------   -------   --- ----  ----------      -----  ----      ------ ----
ABBOTT LABS                   COM             002824100  24,069       428,049 SH        SHARED-DEFINED   1,2     428,049
AMERISTAR CASINOS INC         COM             03070Q101  54,549     3,154,962 SH        SHARED-DEFINED   1,2   3,154,962
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH  112585104  21,818       793,964 SH        SHARED-DEFINED   1,2     793,964
CALPINE CORP                  COM NEW         131347304  35,451     2,170,916 SH        SHARED-DEFINED   1,2   2,170,916
CENOVUS ENERGY INC            COM             15135U109  22,114       666,078 SH        SHARED-DEFINED   1,2     666,078
CHARTER COMMUNICATIONS INC D  CL A NEW        16117M305  61,548     1,080,933 SH        SHARED-DEFINED   1,2   1,080,933
COBALT INTL ENERGY INC        COM             19075F106   6,767       436,000 SH        SHARED-DEFINED   1,2     436,000
FULL HOUSE RESORTS INC        COM             359678109   2,313       879,469 SH        SHARED-DEFINED   1,2     879,469
GEOMET INC DEL                COM             37250U201      98       105,636 SH        SHARED-DEFINED   1,2     105,636
GREENLIGHT CAPITAL RE LTD     CLASS A         G4095J109   4,584       193,667 SH        SHARED-DEFINED   1,2     193,667
INTEL CORP                    COM             458140100  33,197     1,368,967 SH        SHARED-DEFINED   1,2   1,368,967
ISLE OF CAPRI CASINOS INC     COM             464592104  17,477     3,742,347 SH        SHARED-DEFINED   1,2   3,742,347
KIMBERLY CLARK CORP           COM             494368103  11,465       155,862 SH        SHARED-DEFINED   1,2     155,862
LINCARE HLDGS INC             COM             532791100  29,085     1,131,265 SH        SHARED-DEFINED   1,2   1,131,265
MICROSOFT CORP                COM             594918104  35,068     1,350,860 SH        SHARED-DEFINED   1,2   1,350,860
MICROSOFT CORP                COM             594918104   5,192       200,000     CALL  SHARED-DEFINED   1,2     200,000
OCH ZIFF CAP MGMT GROUP       CL A            67551U105  22,603     2,687,577 SH        SHARED-DEFINED   1,2   2,687,577
OMNICARE INC                  COM             681904108  44,690     1,297,252 SH        SHARED-DEFINED   1,2   1,297,252
PENN NATL GAMING INC          COM             707569109  47,656     1,251,790 SH        SHARED-DEFINED   1,2   1,251,790
PFIZER INC                    COM             717081103  55,366     2,558,510 SH        SHARED-DEFINED   1,2   2,558,510
PLAINS EXPL& PRODTN CO        COM             726505100  59,850     1,629,898 SH        SHARED-DEFINED   1,2   1,629,898
PROCTER & GAMBLE CO           COM             742718109  21,955       329,113 SH        SHARED-DEFINED   1,2     329,113
ROSETTA RESOURCES INC         COM             777779307  25,720       591,263 SH        SHARED-DEFINED   1,2     591,263
SILVER WHEATON CORP           COM             828336107  24,037       830,007 SH        SHARED-DEFINED   1,2     830,007
SPIRIT AIRLS INC              COM             848577102  32,286     2,069,586 SH        SHARED-DEFINED   1,2   2,069,586
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209  26,734       953,763 SH        SHARED-DEFINED   1,2     953,763
WAL MART STORES INC           COM             931142103  53,030       887,389 SH        SHARED-DEFINED   1,2     887,389
WELLCARE HEALTH PLANS INC     COM             94946T106  68,736     1,309,266 SH        SHARED-DEFINED   1,2   1,309,266